COMMITMENTS AND CONTINGENCIES (Details - Lease cost) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Operating lease cost	$ 4,029	$ 2,474	$ 11,367	$ 4,473
Short term lease cost	3	98	1,675	761
Variable lease cost	711	114	856	468
Total lease cost	$ 4,743	$ 2,686	$ 13,898	$ 5,702